Leases - Current and Noncurrent Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Current lease liability	$ 27,658	$ 21,545
Non-current lease liability	75,793	85,556
Total	$ 103,451	$ 107,101